Stockholders’ Equity (Details Narrative) - USD ($)		1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended			6 Months Ended					9 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 30, 2020	Jan. 30, 2019	Feb. 28, 2020	Feb. 28, 2019	Jun. 30, 2020	Jun. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	May 29, 2020	May 30, 2019	May 29, 2019	Jul. 01, 2020	Jun. 30, 2020	Jun. 26, 2020	Jun. 30, 2019	Jun. 28, 2019	Sep. 30, 2019	Dec. 23, 2019	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from stock issuance program, net														$ 3,461,000		$ 871,000
Preferred shares - par value						$ 1,000.00								$ 1,000.00						$ 1,000.00
Treasury Stock, Value, Acquired, Par Value Method														$ 5,071,000
Stockholders' Equity, Reverse Stock Split													1-for-5
Common stock - dividend paid														$ 0.375		$ 0.25
Deemed dividend on Series B preferred shares						$ (0)	$ 2,750,000							$ (0)		$ 2,750,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock Redemption Price Percentage of Principal Amount Redeemed														95.00%
Mare Success [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Increase in paid-in capital														$ 8,163,000		$ 20,408,000
Tsakos [Member] | Mare Success [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of ownership in Mare Success S.A						51.00%	51.00%							51.00%		51.00%
Increase in paid-in capital														$ 4,163,000		$ 10,408,000
Polaris Oil Shipping Inc. (Polaris) [Member] | Mare Success [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of ownership in Mare Success S.A						49.00%	49.00%							49.00%		49.00%
Increase in paid-in capital														$ 4,000,000		$ 10,000,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock - dividend paid		$ 0.55469	$ 0.55469					$ 0.55469	$ 0.55469
Dividends paid on preferred shares														$ 2,219,000		2,218,000
Preferred shares - shares issued						2,000,000								2,000,000						2,000,000
Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock - dividend paid		$ 0.59375	0.59375					$ 0.59375	0.59375
Dividends paid on preferred shares														$ 7,125,000		7,125,000
Preferred shares - shares issued						6,000,000								6,000,000						6,000,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock - dividend paid			$ 0.50						$ 0.50								$ 0.50
Dividends paid on preferred shares																2,000,000
Liquidation preference per share																	$ 25.00
Series B redeemable preferred shares, shares																	2,000,000
Deemed dividend on Series B preferred shares																2,750,000
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock - dividend paid				$ 0.54687	$ 0.54687					$ 0.54687		$ 0.54687
Dividends paid on preferred shares														$ 3,747,000		3,746,000
Preferred shares - shares issued						3,424,803								3,424,803						3,424,803
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock - dividend paid				$ 0.57812	$ 0.57812					$ 0.57812		$ 0.57812
Dividends paid on preferred shares														$ 5,319,000		5,319,000
Preferred shares - shares issued						4,600,000								4,600,000						4,600,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock - dividend paid											$ 0.25				$ 0.375
Dividends paid on common shares														$ 7,102,000		$ 4,392,000
Series G Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends paid on preferred shares														$ 654,000
Preferred shares - shares issued						2,615,000								2,615,000						2,625,000
Preferred stock dividend rate percentage																		0.00%
Convertible preferred stock, terms of conversion														at a conversion price of $15.00 per share, representing a conversion rate of three and one-third common shares per Series G Convertible Preferred Share
Conversion of Stock, shares converted	10,000																		875,000
Series G Preferred Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Conversion Basis														130%
Series G Preferred Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Conversion Basis														170%
Preferred stock redemption amount						$ 35,000,000								$ 35,000,000
Series G Preferred Stock [Member] | Tsakos [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of ownership in Mare Success S.A						9.99%								9.99%
Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Reverse Stock Split													1-for-5
Shares Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Repurchase Program, Authorized Amount						$ 50,000,000								$ 50,000,000
Preferred shares - par value						$ 5.00								$ 5.00
Shares Purchase Agreement [Member] | Series G Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares - par value																		$ 1.00
Preferred shares - shares issued																		3,500,000
Liquidation preference per share																		$ 10.00
Share purchase price																		$ 10.00
Net proceeds from issuance of preferred shares																		$ 33,984,000
Common Stock [member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued														172,227		53,575
Proceeds from stock issuance program, net														$ 3,461,000		$ 871,000
Treasury Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Treasury Stock, Shares, Acquired														413,533
Treasury Stock, Value, Acquired, Par Value Method														$ 5,071,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of Stock, Shares Issued	6,667																		583,333